Pension Plans And Other Post-Retirement Benefits (Schedule Of Accumulated And Projected Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Projected Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 281,161	$ 303,077
Fair value of plan assets	232,347	190,084
Accumulated Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	246,843	267,400
Fair value of plan assets	$ 232,347	$ 190,084